Earnings Per Share (Details Textual)	12 Months Ended
Dec. 31, 2014 $ / shares shares
Earnings Per Share [Line Items]
Options Purchase Price | $ / shares	$ 9.87
Equity Option [Member]
Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,396,240